Financial risk management	12 Months Ended
Mar. 31, 2021
Financial risk management [Abstract]
Financial risk management
32. Financial risk management

The Company’s activities expose it to a variety of financial risks, including market risk, credit risk and liquidity risk. The Company’s primary risk management focus is to minimize potential adverse effects of market risk on its financial performance. The Company’s risk management assessment and policies and processes are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor such risks and compliance with the same. Risk assessment and management policies and processes are reviewed regularly to reflect changes in market conditions and the Company’s activities. The Board of Directors and the Audit Committee is responsible for overseeing the Company’s risk assessment and management policies and processes.

a.	Market risk

Market risk is the risk of loss of future earnings, fair values or future cash flows that may result from adverse changes in market rates and prices (such as interest rates, foreign currency exchange rates and commodity prices) or in the price of market risk-sensitive instruments as a result of such adverse changes in market rates and prices. Market risk is attributable to all market risk-sensitive financial instruments, all foreign currency receivables and payables and all short-term and long-term debt. The Company is exposed to market risk primarily related to foreign exchange rate risk, interest rate risk and the market value of its investments. Thus, the Company’s exposure to market risk is a function of investing and borrowing activities and revenue generating and operating activities in foreign currencies.

Foreign exchange risk

The Company is exposed to exchange rate risk which arises from its foreign exchange revenues and expenses, primarily in U.S. dollars, U.K. pounds sterling, Russian roubles, Brazilian reals, Swiss francs, South African rands, Kazakhstan tenges, Romanian new leus, Australian dollars and Euros, and foreign currency debt in U.S. dollars, Russian roubles, South African rands, Mexican pesos, Ukrainian hryvnias and Brazilian reals. A significant portion of the Company’s revenues are in these foreign currencies, while a significant portion of its costs are in Indian rupees. As a result, if the value of the Indian rupee appreciates relative to these foreign currencies, the Company’s revenues measured in Indian rupees may decrease. The exchange rate between the Indian rupee and these foreign currencies has changed substantially in recent periods and may continue to fluctuate substantially in the future. Consequently, the Company uses both derivative and non-derivative financial instruments, such as foreign exchange forward contracts, option contracts, currency swap contracts and foreign currency financial liabilities, to mitigate the risk of changes in foreign currency exchange rates in respect of its highly probable forecast transactions and recognized assets and liabilities.

The details in respect of the outstanding foreign exchange forward and option contracts are given in Note 31 to these consolidated financial statements.

In respect of the Company’s forward and option contracts, a 10% decrease/increase in the respective exchange rates of each of the currencies underlying such contracts would have resulted in:

•	a Rs. 4,824 /(4,195) increase/(decrease) in the Company’s hedging reserve and a Rs. 2,658 /(2,658) increase/(decrease) in the Company’s profit from such contracts, as of March 31, 2021;

•	a Rs. 1,203 /(1,740) increase/(decrease) in the Company’s hedging reserve and a Rs. 2,070 /(1,745) increase/(decrease) in the Company’s profit from such contracts, as of March 31, 2020; and

•	a Rs. 1,872 /(1,349) increase/(decrease) in the Company’s hedging reserve and a Rs. 1,789 /(1,873) increase/(decrease) in the Company’s profit from such contracts, as of March 31, 2019.

The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2021:

	U.S. dollars		Euro		Russian roubles			Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	12,643	Rs.	129	Rs.	30		Rs	92	Rs.	12,894
Other investments		24		-		-			-		24
Trade and other receivables		30,247		841		721			101		31,910
Other assets		184		20		3			16		223
Total	Rs.	43,098	Rs.	990	Rs.	754		Rs.	209	Rs.	45,051
Liabilities:
Trade and other payables	Rs.	4,207	Rs.	1,270	Rs.	-	*	Rs.	210	Rs.	5,687
Long-term borrowings		2,216		52		18			43		2,329
Short-term borrowings		3,657		-		3,717			-		7,374
Other liabilities and provisions		4,665		65		81			292		5,103
Total	Rs.	14,745	Rs.	1,387	Rs.	3,816		Rs.	545	Rs.	20,493

The following table analyzes foreign currency risk from non-derivative financial instruments as of March 31, 2020:

	U.S. dollars		Euro		Russian roubles			Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	365	Rs.	43	Rs.	4		Rs.	135	Rs.	547
Other investments		24		-		-			-		24
Trade and other receivables		31,931		705		989			317		33,942
Other assets		921		15		3			153		1,092
Total	Rs.	33,241	Rs.	763	Rs.	996		Rs.	605	Rs.	35,605
Liabilities:
Trade and other payables	Rs.	1,857	Rs.	525	Rs.	-	*	Rs.	73	Rs.	2,455
Long-term borrowings		4,401		2		3			77		4,483
Short-term borrowings		7,316		-		-			-		7,316
Other liabilities and provisions		5,534		60		52			400		6,046
Total	Rs.	19,108	Rs.	587	Rs.	55		Rs.	550	Rs.	20,300

* Rounded to the nearest million.

(1)	Others primarily consists of U.K. pounds sterling, Swiss francs, Romanian new leus, Chinese yuans (Renminbi), Canadian dollars and Ukrainian hryvnia.

For the years ended March 31, 2021 and 2020, every 10% depreciation/appreciation in the exchange rate between the Indian rupee and the respective currencies for the above mentioned financial assets/liabilities would affect the Company’s net profit by Rs.2,456 and Rs.1,531, respectively.

Interest rate risk

As of March 31, 2021, the Company had loans with floating interest rates as follows: Rs.8,800 of loans carrying a floating interest rate of the 3 Months India Treasury Bill plus 30 bps and Rs.1,896 of loans carrying a floating interest rate of TIIE+1.20%.

As of March 31, 2020, the Company had loans with floating interest rates as follows: Rs.10,971 of loans carrying a floating interest rate ranging from 1 Month LIBOR plus 12.5 bps to 1 Month LIBOR plus 82.7 bps; Rs.4,000 of loans carrying a floating interest rate of 1 Month India Treasury Bill plus 60 bps; Rs.1,627 of loans carrying a floating interest rate of 3 Month LIBOR plus 55 bps; Rs.1,579 of loans carrying a floating interest rate of TIIE+1.25%; and Rs.63 of loans carrying a floating interest rate of 1 Month JIBAR plus 120 bps.

For details of the Company’s short-term and long-term loans and borrowings, including interest rate profiles, refer to Note 17 of these consolidated financial statements.

For the years ended March 31, 2021, 2020 and 2019, every 10% increase or decrease in the floating interest rate component (i.e., LIBOR, JIBAR, Indian Treasury Bill and TIIE) applicable to its loans and borrowings would affect the Company’s net profit by Rs.37, Rs.41 and Rs.93, respectively.

The carrying value of the Company’s borrowings, interest component of which was designated in a cash flow hedge, was Rs.Nil as of March 31, 2021 and 2020.

The Company’s investments in term deposits (i.e., certificates of deposit) with banks and short-term liquid mutual funds are for short durations, and therefore do not expose the Company to significant interest rates risk.

Commodity rate risk

Exposure to market risk with respect to commodity prices primarily arises from the Company’s purchases and sales of active pharmaceutical ingredients, including the raw material components for such active pharmaceutical ingredients. These are commodity products, whose prices may fluctuate significantly over short periods of time. The prices of the Company’s raw materials generally fluctuate in line with commodity cycles, although the prices of raw materials used in the Company’s active pharmaceutical ingredients business are generally more volatile. Cost of raw materials forms the largest portion of the Company’s cost of revenues. Commodity price risk exposure is evaluated and managed through operating procedures and sourcing policies. As of March 31, 2021, the Company had not entered into any material derivative contracts to hedge exposure to fluctuations in commodity prices.

b.	Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s receivables from customers and investment securities. The Company establishes an allowance for doubtful debts and impairment that represents its estimate of expected losses in respect of trade and other receivables and investments.

Trade and other receivables

The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The demographics of the customer, including the default risk of the industry and country in which the customer operates, also has an influence on credit risk assessment. Credit risk is managed through credit approvals, establishing credit limits and continuously monitoring the creditworthiness of customers to which the Company grants credit terms in the normal course of business.

Investments

The Company limits its exposure to credit risk by generally investing in liquid securities and only with counterparties that have a good credit rating. The Company does not expect any losses from non-performance by these counter-parties, and does not have any significant concentration of exposures to specific industry sectors or specific country risks.

Details of financial assets – not due, past due and impaired

None of the Company’s cash equivalents, including term deposits (i.e., certificates of deposit) with banks, were past due or impaired as of March 31, 2021. The Company’s credit period for trade and other receivables payable by its customers generally ranges from 20 - 180 days.

The aging of trade and other receivables is given below:

	As of March 31,
Particulars	2021		2020
Neither past due nor impaired	Rs.	41,350	Rs.	45,864
Past due but not impaired
Less than 365 days		8,598		6,305
More than 36 5 days		1,107		1,048
	Rs.	51,055	Rs.	53,217
Less : Allowance for credit losses		(1,296)		(1,202)
Total	Rs.	49,759	Rs.	52,015

See Note 9 of these consolidated financial statements for the activity in the allowance for credit losses on trade and other receivables.

Other than trade and other receivables, the Company has no significant class of financial assets that is past due but not impaired.

c.	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company manages its liquidity risk by ensuring, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risk to the Company’s reputation.

As of March 31, 2021 and 2020, the Company had uncommitted lines of credit from banks of Rs.38,766 and Rs.39,374, respectively.

As of March 31, 2021, the Company had working capital of Rs.66,626 (excluding assets held for sale of Rs.151), including cash and cash equivalent
s
of Rs.14,829, investments in term deposits with banks and bonds of Rs.6,481 and investments in units of mutual funds of Rs.13,263.

As of March 31, 2020, the Company had working capital of Rs.57,556, including cash and cash equivalents of Rs.2,053, investments in term deposits with banks, bonds and commercial paper of Rs.7,862, investments in marked linked debentures of Rs.1,993 and investments in units of mutual funds of Rs.13,832.

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 17 to these consolidated financial statements) as of March 31, 2021:

Particulars	2022		2023		2024		2025		Thereafter		Total
Trade and other payables	Rs.	23,744	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	23,744
Bank overdraft, short-term borrowings		23,145		-		-		-		-		23,145
Derivative financial instruments		326		-		-		-		-		326
Other liabilities and provisions		22,507		-		-		-		726		23,233

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 17 to these consolidated financial statements) as of March 31, 2020:

Particulars	2021		2022		2023		2024		Thereafter		Total
Trade and other payables	Rs.	16,659	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	16,659
Bank overdraft, short-term borrowings		16,532		-		-		-		-		16,532
Derivative financial instruments		1,602		-		-		-		-		1,602
Other liabilities and provisions		24,566		-		-		-		751		25,317